AMOUNTS DUE TO AN ULTIMATE BENEFICIAL SHAREHOLDER (Tables)	12 Months Ended
Dec. 31, 2023
Amounts Due To Ultimate Beneficial Shareholder
SCHEDULE OF AMOUNTS DUE TO AN ULTIMATE BENEFICIAL SHAREHOLDER
	2023	2022
	USD	USD

Due within one year	5,021,638	4,531,760
Due after one year	12,300,650	17,087,553
Total	17,322,288	21,619,313